Submission	Aug. 08, 2025
Submission [Line Items]
Central Index Key	0001788420
Registrant Name	Keystone Private Income Fund
Form Type	SC TO
Submission Type	SC TO-I/A
Fee Exhibit Type	EX-FILING FEES